Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) - GBP (£) £ in Thousands, shares in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of classes of share capital [line items]
Beginning balance, Shares	31,811
Issue of shares on exercise of options	374
Ending balance, Shares	32,185
Beginning balance	£ 93,420	£ 25,241
Issue of shares on exercise of options	182	120
Ending balance	84,874	18,558
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	79,236	42,770
Issue of shares on exercise of options	167	119
Ending balance	79,403	423
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,272	663
Issue of shares on exercise of options	15	1
Ending balance	£ 1,287	£ 664